Related parties	12 Months Ended
Dec. 31, 2024
Disclosure Of Related Parties [Abstract]
Related parties

45. Related parties

Related parties of the Group include mainly associates and joint ventures of the Group and the Group’s key management personnel.

The following tables provide the total amount of transactions that have been entered into with related parties for the relevant financial year.

(i) Compensation of key management personnel of the Group

The compensation of key management personnel of the Group is analysed as follows:

	2024	2023	2022
Directors’ fee	642	849	854
Short-term employee benefits	3,343	2,772	1,851
Social security contributions and defined contribution plans	913	777	685
Employee benefit obligations	254	188	125
Expenses for stock options	367	587	998
Total	5,519	5,173	4,513

The amounts disclosed in the tables are the amounts recognised as an expense during the reporting period related to key management personnel. No loans and/or guarantees have been provided for or agreed to with key management personnel.

(ii) Transactions with directors of the Group

The aggregate value of transactions and outstanding balances related to directors were as follows.

	2024		2023		2022
	Cost	Amounts due	Cost	Amounts due	Cost	Amounts due
Finished products purchased from TTF	3,823	652	1,340	412	1,852	178
Purchase of agency services from the company REFLEX MARKETING	960	—	992	1	1,360	1
Total	4,783	652	2,332	413	3,212	179

	2024		2023		2022
	Income	Amounts owed	Income	Amounts owed	Income	Amounts owed
Selling of finished products to NAT STORE LTD	1,350	303	1,631	171	1,354	233
Selling of finished products to IN CASA GROUP PTY	1,741	593	1,735	732	2,401	654
Total	3,091	896	3,366	903	3,755	887

With reference to the purchases of finished products from the outsourcer Truong Thanh Furniture Corporation ("TTF"), which since March 2022 has become a minority partner with a 20% stake in the subsidiary Natuzzi Singapore, and whose president, Mr. Mai Hữu Tín, has become a Board Member of the same Natuzzi Singapore, the supply business relationship is based on agreements signed in 2020, which are still in force.

With reference to the purchase of agency services from the company REFLEX MARKETING and the sale of finished products to NAT STORE LTD, a company in which Mr. R. Mynett is a partner, who is also a minority shareholder at 30% in the subsidiary Natuzzi UK Retail Limited and its Board Member, the business relationship is based on pre-existing agreements predating the establishment of Natuzzi UK Retail Limited.

With reference to the sales of finished products to the company IN CASA GROUP PTY, where Ms. J. Francis serves as director, who was also a Board Member of Natuzzi Oceania PTI Ltd till September 2024, the business relationship is based on agreements predating her entry into the subsidiary Natuzzi Oceania.

From time to time, Directors of the Group, or their related entities, may buy goods from the Group. These purchases are made on the same terms and conditions as those entered into by the Group’s other employees or customers.

Furthermore, during 2024, the following additional transactions involving Group directors took place:

1.
The majority shareholder and Executive Chairman of the Board of Directors, in early April 2024, granted a three-year loan to the Parent Company amounting to 2,500. The loan is set to mature on March 31, 2027, with a below-market interest rate of 2.50%. The interest rate differential compared to the market interest rate has been recognized under the caption “Reserves” within the Total Equity. See notes 19 and 20.
2.
Additionally, in October 2024, the majority shareholder signed a preliminary agreement to purchase a building from an American subsidiary, located in the city of High Point, North Carolina, USA, for an amount of USD 12.1 million. An advance payment of USD 3.8 million was made on the same day. The remaining balance was paid on March 25, 2025 upon the signing of the transfer agreement. The transaction was conducted under market conditions, as the price was determined based on a specific appraisal carried out in October. See notes 7 and 30.
3.
In June 2024, a subsidiary of the Company granted a loan to TTF, a minority shareholder of Natuzzi Singapore, for USD 1.4 million for a 12-month term, renewable for an additional 12 months. The agreed interest rate, set at USD 1-Month Libor minus 0.25%, matches the rate the subsidiary would have obtained from a bank deposit. See note 17.

(iii) Transactions with associates, joint ventures and other related parties

The following tables provide the total amount of transactions that have been entered into with such related parties for the relevant financial year. Such transactions have been conducted at arm’s length.

December 31, 2024

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	25,192	—	—	4,022	—
Natuzzi Texas LLC (joint venture)	1,251	—	—	3,515	—
Natuzzi Stores (UK) LTD (associate)	4,699	—	—	110	—
Natuzzi Design S.a.s. (other related party)	2,004	—	—	534	—
Natuzzi Arredamenti S.r.l. (other related party)	1,083	—	—	263	—
Natuzzi Sofa S.r.l. (other related party)	322	—	—	84	—
Total	34,551	—	—	8,528	—

December 31, 2023

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	26,523	—	—	4,198	—
Nars Miami LLC (associate)	167	431	—	103	75
Natuzzi Texas LLC (joint venture)	1,951	—	—	2,598	—
Natuzzi Stores (UK) LTD (associate)	5,876	—	—	44	—
Natuzzi Design S.a.s. (other related party)	2,130	—	—	724	—
Natuzzi Arredamenti S.r.l. (other related party)	1,619	—	—	243	—
Natuzzi Sofa S.r.l. (other related party)	385	—	—	56	—
Total	38,651	431	—	7,966	75

December 31, 2022

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	59,838	—	3,697	5,314	—
Nars Miami LLCC (associate)	1,484	16	—	231	59
Natuzzi Texas LLC (joint venture)	992	—	—	1,193	—
Natuzzi Stores (UK) LTD (associate)	7,110	—	—	14	—
Natuzzi Design S.a.s. (other related party)	2,550	—	—	426	—
Natuzzi Arredamenti S.r.l. (other related party)	1,734	26	—	231	—
Natuzzi Sofa S.r.l. (other related party)	399	—	—	48	—
Total	74,107	42	3,697	7,457	59

All outstanding balances with these related parties are to be settled in cash within three months of the reporting date. None of the balances are secured. No guarantees have been given or received.

To support the activities of such joint ventures and associates, the Group and the other investors in these entities have agreed to make additional contributions in proportion to their interests to make up any losses, if required.

The company Nars Miami LLC was liquidated in 2024 following the closure of its only store in 2023. Refer to note 11.